Supplemental Cash Flow Information (Components Of Change In Other Assets And Liabilities, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Other current and noncurrent assets	$ 2,439	$ 3,245	$ (8,194)
Accrued salaries, benefits and payroll taxes	(4,722)	(1,415)	(9,137)
Accrued insurance and other taxes	2,873	(739)	855
Accrued income taxes	6,139	10,890	2,414
Accrued pension, postretirement and postemployment benefits	(16,378)	(22,257)	6,339
Other current and noncurrent liabilities	(3,092)	(3,491)	3,207
Change in other assets and liabilities	$ (12,741)	$ (13,767)	$ (4,516)